LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

NOTE 19 – LOSS PER SHARE

a.    Basic loss per share

The computation of basic loss per share was based on the net loss attributable to ordinary shares divided by the weighted average number of ordinary shares outstanding.

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Net loss attributed to the ordinary shares	$(10,939)	$(5,268)	$(1,729)

Weighted average number of ordinary shares

	Year Ended December 31,
	2020	2019	2018
	Number of shares in thousands
Balance at the beginning of the year	335,285	287,616	264,495
The effect of public offering and private placements	79,638	44,726	12,908
The effect of exercise of options and warrants into shares and vesting of RSUs	520	306	262
Weighted average number of ordinary shares used in computation of basic loss per share	415,443	332,648	277,665

b.    Diluted loss per share

The computation of diluted loss per share was based on the net loss attributed to the ordinary shares divided by the weighted average number of ordinary shares outstanding, after adjustment for all potentially dilutive ordinary shares, as follows:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Net loss used in computation of basic earnings per share	$(10,939)	$(5,268)	$(1,729)
Changes in the fair value of the Viola warrants and Warrants (Series 4) (and in the year ended December 31, 2018 also of the warrants embedded in the convertible notes), which are classified as a liability	—	(442)	(2,433)
Net loss attributed to the ordinary shares (diluted)	$(10,939)	$(5,710)	$(4,162)

Weighted average number of ordinary shares (diluted)

	Year Ended December 31,
	2020	2019	2018
	Number of shares in thousands
Weighted average number of ordinary shares used in computation of basic loss per share	415,443	332,648	277,665
Effect of the exercise of the warrants (and in the year ended December 31, 2018 also of the conversion of the convertible notes)	—	13,547	43,246
Weighted average number of ordinary shares used in computation of diluted loss per share	415,443	346,195	320,911

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2020, 48,923,088 shares in respect of options,  311,254 shares in respect of warrants and 2,992,801 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2019, 42,365,681 shares in respect of options,1,197,132 shares in respect of warrants and 4,328,395 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2018, 32,412,199  shares in respect of options,798,088 shares in respect of warrants and 3,441,420 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.